Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Revenue
Hardware and other	$ 3,880	$ 6,902	$ 14,031
Service and software	2,933	4,171	4,392
Total revenue	6,813	11,073	18,423
Cost of sales
Hardware and other	6,383	7,060	11,217
Service and software	473	579	631
Total cost of sales	6,856	7,639	11,848
Gross margin	(43)	3,434	6,575
Operating expenses
Research and development	1,286	1,509	1,556
Selling, marketing and administration	2,103	2,111	2,600
Amortization	606	714	567
Impairment of long-lived assets	2,748	0	0
Impairment of goodwill	0	335	355
Debentures fair value adjustment	377	0	0
Total operating expenses	7,120	4,669	5,078
Operating income (loss)	(7,163)	(1,235)	1,497
Investment income, net	(21)	15	21
Income (loss) from continuing operations before income taxes	(7,184)	(1,220)	1,518
Provision for (recovery of) income taxes	(1,311)	(592)	347
Income (loss) from continuing operations	(5,873)	(628)	1,171
Loss from discontinued operations, net of tax	0	(18)	(7)
Net income (loss)	$ (5,873)	$ (646)	$ 1,164
Earnings (loss) per share
Basic and diluted earnings (loss) per share from continuing operations, dollars per share	$ (11.18)	$ (1.20)	$ 2.23
Basic and diluted loss per share from discontinued operations, dollars per share	$ 0.00	$ (0.03)	$ (0.01)
Total basic and diluted earnings (loss) per share, dollars per share	$ (11.18)	$ (1.23)	$ 2.22